Taxation - Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax Rate [Abstract]
(Loss) income before income taxes	$ 17,470	$ (30,295)	$ (31,485)
Income tax income computed at the statutory income tax rate at 25%	(4,367)	7,574	7,857
Non-deductible expenses	39	(82)	71
Non-taxation income		17	18
Unrecognized tax benefits		1,967
Preferential rate	(502)	(469)	1,970
Current and deferred tax rate differences
Foreign rate differences	118	(42)	(3,678)
Change of valuation allowance	4,142	(7,567)	(7,143)
Prior year provision to return true up		117
R&D super deduction	562	569	904
Income tax (expense) benefit	$ (8)	$ 2,084	$ (1)